Share capital	12 Months Ended
Dec. 31, 2024
Share capital.
Share capital

11.Share capital

a)	Authorized share capital

The authorized share capital consists of an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

b)	Common shares issued

	Number of
	common
	shares	Amount
Balance, December 31, 2022	64,042,536	$147,545,399
Shares for services (i)	5,000	16,449
Restricted share units exercised (note 12)	704,743	957,288
Performance share units exercised (note 12)	600,000	—
Balance, December 31, 2023	65,352,279	$148,519,136
Issuance of common shares (ii)	9,703,125	21,355,588
Share issuance cost (ii)	—	(2,651,229)
Restricted share units exercised (note 12)	2,378,588	3,436,775
Stock options exercised (note 12)	175,000	177,510
Fair value of stock options exercised (note 12)	—	99,263
Performance share units exercised (note 12)	5,000,000	8,398,378
Balance, December 31, 2024	82,608,992	$179,335,421

(i)During the year ended December 31, 2023, the Corporation issued 5,000 common shares with a fair value of $3,550. The fair value of the shares was determined to be equal to the value of the services rendered. Included in shares for services is $12,899 related to vesting of previously issued shares.

(ii)In October 2024, the Corporation closed a public offering of 9,703,125 common shares at a price of US$1.60 per common share for gross proceeds of US$15,525,000 ($21,355,588). The underwriters were paid cash fees of US$931,500 ($1,281,335).